Annual Total Returns[BarChart] - ProShares Ultra 20plus Year Treasury - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	71.94%	3.67%	(27.49%)	59.52%	(6.44%)	(0.16%)	15.43%	(7.51%)	26.73%